Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 008	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	93-0256722
Plan number	008
Total investments	$ 414,761,087
Notes receivable from participants	5,018,405
Asset held for investment	$ 419,779,492
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	9.50%
Investment, Identifier [Axis]: American Century Small Cap Value Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 459,205
Investment, Identifier [Axis]: Artisan International Institutional Fund | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	10,422,766
Investment, Identifier [Axis]: BlackRock Equity Index Fund M | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	46,977,192
Investment, Identifier [Axis]: BlackRock Extended Market K | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	9,901,582
Investment, Identifier [Axis]: BlackRock LifePath Index 2030 Fund | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	36,321,589
Investment, Identifier [Axis]: BlackRock LifePath Index 2035 Fund | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	48,520,561
Investment, Identifier [Axis]: BlackRock LifePath Index 2040 Fund | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	33,313,581
Investment, Identifier [Axis]: BlackRock LifePath Index 2045 Fund | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	37,106,003
Investment, Identifier [Axis]: BlackRock LifePath Index 2050 Fund | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	30,271,813
Investment, Identifier [Axis]: BlackRock LifePath Index 2055 Fund | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	19,359,878
Investment, Identifier [Axis]: BlackRock LifePath Index 2060 Fund | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	7,503,274
Investment, Identifier [Axis]: BlackRock LifePath Index 2065 Fund | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,955,977
Investment, Identifier [Axis]: BlackRock LifePath Index Retirement Fund | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	39,181,151
Investment, Identifier [Axis]: BlackRock MSCI ACWI ex-U.S. Index Fund M | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	9,940,728
Investment, Identifier [Axis]: BlackRock US Debt Index NL W | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	9,830,424
Investment, Identifier [Axis]: BrokerageLink | Self-directed brokerage accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	10,630,109
Investment, Identifier [Axis]: Fidelity Blue Chip Growth K6 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	17,917,350
Investment, Identifier [Axis]: Fidelity Total Bond K6 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	3,184,294
Investment, Identifier [Axis]: JPMorgan Equity Income Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	6,033,171
Investment, Identifier [Axis]: NW Natural Holding Company Unitized Stock | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	12,236,653
Investment, Identifier [Axis]: T. Rowe Price Small-Cap Stock Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	12,852,452
Investment, Identifier [Axis]: T. Rowe Price US Treasury MM Trust B | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 10,841,334